Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Provisions And Other Long term Liabilities [Abstract]
Disclosure of other provisions [text block]

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
At January 1, 2019	40,317	447	1,813	42,577
Addition to provision / changes in estimates	13,299	2,267	1,867	17,433
Exchange difference	375	(18)	(48)	309
Foreign currency translation	(334)	—	—	(334)
Amortization	—	(429)	—	(429)
Unwinding of discount	3,573	—	77	3,650
Amounts used during the year	(1,117)	—	(27)	(1,144)
At December 31, 2019	56,113	2,267	3,682	62,062
Addition to provision / changes in estimates	(1,812)	(258)	1,904	(166)
Acquisitions (Note 36.1)	5,629	2,339	8,551	16,519
Exchange difference	2,215	(93)	133	2,255
Foreign currency translation	(2,057)	—	—	(2,057)
Amortization	—	(387)	—	(387)
Unwinding of discount	4,276	—	371	4,647
Amounts used during the year	(272)	(40)	(139)	(451)
Liabilities associated with assets held for sale	(52)	—	—	(52)
At December 31, 2020	64,040	3,828	14,502	82,370